Earnings Per Share - Summary of Headline Earnings Per Share (Details) - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Basic earnings per share [abstract]
Basic earnings/(loss) per share	£ 7,677	£ 3,026	£ (14,412)
Basic earnings/(loss) per share (in GBP per share)	£ 3.510	£ 1.367	£ (6.466)
Diluted earnings per share [abstract]
Diluted earnings/(loss) per share	£ 7,677	£ 3,026	£ (14,412)
Diluted (loss)/earnings per share (in GBP per share)	£ 3.491	£ 1.360	£ (6.466)